Nature of Business (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended				1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012 liftboat barge Rig	Dec. 31, 2012 Inland barge	Dec. 31, 2012 Domestic Liftboats liftboat	Dec. 31, 2009 Domestic Liftboats liftboat	Dec. 31, 2008 Domestic Liftboats liftboat	May 31, 2013 Various Inland barge	Jul. 01, 2013 Various Domestic Liftboats	Dec. 31, 2012 Hercules 27 Inland
General [Line Items]
Number of jackup rigs owned	37
Number Of Barge Rigs Owned	14
Number of liftboat vessels owned	58
Additional Liftboat Vessels operated owned by a third party	5
Number of barges agreed to sell						11
Proceeds						$ 45,000	$ 54,400	$ 5,000
Number Of Cold Stacked Barges Transferred To Domestic Offshore		1
Number Of Liftboats Transferred To International Liftboats			1	4	2